ORGANIZATION AND PRINCIPAL ACTIVITIES (Details Narrative) - $ / shares	Jun. 22, 2023	Sep. 30, 2022
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Initial share capital		3,524
Share capital, per share		$ 0.001
Ordinary share, par value	$ 0.001
Ordinary shares	2,325
Share price	$ 0.000000430108